Noncontrolling Interests Redeemable Interest in Property Partnerships (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Activity of noncontrolling interests
Beginning Balance	$ 97,558	$ 0
Acquisition Date Fair Value of Redeemable Interest		98,787
Net Loss	1,839	719
Distributions	4,585	3,032
Adjustment to Reflect Redeemable Interest at Redemption Value	8,475	2,522
Ending Balance	$ 99,609	$ 97,558